Equity Investments (Details) - Schedule of Continuity of Equity Investments - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Fair value [Member]
Equity Investments (Details) - Schedule of Continuity of Equity Investments [Line Items]
Balance beginning	$ 496,741	$ 496,526
Change in fair value	(198,031)	19,517
Foreign exchange impact	(15,629)	(19,302)
Balance, ending	283,081	496,741
Accumulated mark-to- market gain included in deficit [Member]
Equity Investments (Details) - Schedule of Continuity of Equity Investments [Line Items]
Balance beginning	3,990,662	3,971,145
Change in fair value	(198,031)	19,517
Foreign exchange impact
Balance, ending	$ 3,792,631	$ 3,990,662